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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/05
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Jenswold Roger H & Co Inc
                 -------------------------------
   Address:      5847 San Felipe
                 -------------------------------
                 Suite 1212
                 -------------------------------
                 Houston, TX 77057
                 -------------------------------

Form 13F File Number: 28-03940
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barbara Meleski
         -------------------------------
Title:   Office Administrator
         -------------------------------
Phone:   713-789-9060
         -------------------------------

Signature, Place, and Date of Signing:

                                      5847 San Felipe,
                                         Suite 1212
       Roger H. Jenswold & Co.        Houston, TX 77057     02/09/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 75
                                        --------------------

Form 13F Information Table Value Total: $125,486
                                        --------------------
                                            (thousands)

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                                                                          PAGE 1

                          ROGER H. JENSWOLD & CO., INC.

                           FORM 13F INFORMATION TABLE
                                AS OF 09/30/2005

                                                      VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS  CUSIP NO   (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
-------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  --------
AES CORPORATION            COM             00130H105       258    16600  SH         DEFINED              6300       0     10300
ABBOTT LABORATORIES        COM               2824100      1895    43332  SH         DEFINED             22595       0     20737
AFFILIATED COMPUTER
  CLASS A                  COM               8190100      2311    41900  SH         DEFINED             22575       0     19325
AMEGY BANCORPORATION INC   COM             02343R102       361    15400  SH         DEFINED              9400       0      6000
AMERADA HESS CVT
  PFD 7.00%                CV PRF STK       23551401      1176    11200  SH         DEFINED              4900       0      6300
AMERICAN FINANCIAL
  RLTY TR                  COM             02607P305      4144   335825  SH         DEFINED            214200       0    121625
AMERICAN INTL GROUP INC    COM              26874107      5815    86479  SH         DEFINED             52627       0     33852
AMGEN INC                  COM              31162100      2204    27177  SH         DEFINED             16238       0     10939
ANADARKO PETROLEUM CORP    COM              32511107      3447    40015  SH         DEFINED             25115       0     14900
ANHEUSER BUSCH COS INC     COM              35229103      2307    53425  SH         DEFINED             32750       0     20675
AVNET INC                  COM              53807103       581    25865  SH         DEFINED              7177       0     18688
AVON PRODS INC             COM              54303102       251     9090  SH         DEFINED              8450       0       640
BANK AMER CORP             COM              60505104       476    10472  SH         DEFINED              6052       0      4420
BARNES & NOBLE INC         COM              67774109      3603    93412  SH         DEFINED             62375       0     31037
BENCHMARK ELECTRONICS INC  COM             08160H101       632    22195  SH         DEFINED             10500       0     11695
BOSTON SCIENTIFIC CORP     COM             101137107      2017    79250  SH         DEFINED             44475       0     34775
BRISTOL MYERS SQUIBB CO    COM             110122108       423    19164  SH         DEFINED             11125       0      8039
BURLINGTON RESOURCES INC   COM             122014103      1054    15776  SH         DEFINED              8000       0      7776
CELGENE CORPORATION        COM             151020104      3489    59240  SH         DEFINED             32540       0     26700
CISCO SYS INC              COM             17275R102      1905   109060  SH         DEFINED             53250       0     55810
CITIGROUP INC              COM             172967101      3118    64958  SH         DEFINED             36797       0     28161
COCA-COLA COMPANY          COM             191216100      3792    88689  SH         DEFINED             54695       0     33994
CONOCOPHILLIPS             COM             20825C104       605     9530  SH         DEFINED              4250       0      5280
CULLEN FROST BANKERS INC   COM             229899109       465     8600  SH         DEFINED              4200       0      4400
DUN & BRADSTREET CORP      COM             264830100       532     8635  SH         DEFINED              8085       0       550
EMC CORPORATION MASS       COM             268648102       371    27145  SH         DEFINED             13880       0     13265
EXXON MOBIL CORP           COM             30231G102      5252    92925  SH         DEFINED             56977       0     35948
FIFTH THIRD BANCORP        COM             316773100      2982    72175  SH         DEFINED             39150       0     33025
FIRST CAPITAL BANKERS INC  COM             319425GGT       244     8143  SH         SOLE                 8143       0         0
GAMESTOP CORP CL B         COM             36466R200       225     6913  SH         DEFINED              6912       0         1
GENERAL ELEC CO            COM             369604103      2232    64425  SH         DEFINED             28175       0     36250
GENZYME CORPORATION        COM             372917104      1273    16654  SH         DEFINED             10754       0      5900
HCC INSURANCE HLDGS INC    COM             404132102      6332   193745  SH         DEFINED             99861       0     93884
HALLIBURTON CO             COM             406216101       710    12672  SH         DEFINED              7000       0      5672
JACK HENRY & ASSOC INC     COM             426281101      1980   104425  SH         DEFINED             52525       0     51900
HEWLETT PACKARD CORP       COM             428236103       345    12092  SH         DEFINED              8281       0      3811
HOME DEPOT INC             COM             437076102      2426    57880  SH         DEFINED             27850       0     30030

HONEYWELL
  INTERNATIONAL INC        COM             438516106      1863    51370  SH         DEFINED             19950       0     31420
INTEL CORP                 COM             458140100      1415    56311  SH         DEFINED             33999       0     22312
INTERNATIONAL
  BUSINESS MACH.           COM             459200101      3522    41655  SH         DEFINED             24010       0     17645
ISHARES RUSSELL 1000       COM             464287622       335     5000  SH         DEFINED                 0       0      5000
JPMORGAN CHASE & CO        COM             46625H100       625    16330  SH         DEFINED              6900       0      9430
JOHNSON & JOHNSON          COM             478160104      2397    39344  SH         DEFINED             21044       0     18300
JONES APPAREL GROUP INC    COM             480074103       686    23802  SH         DEFINED             16250       0      7552
KIMBERLY CLARK CORP        COM             494368103       286     4844  SH         DEFINED               944       0      3900
KINDER MORGAN INC          COM             49455P101       371     4175  SH         DEFINED              3915       0       260
LEHMAN BROTHERS
  HOLDINGS INC             COM             524908100       278     2215  SH         SOLE                 2215       0         0
MBIA INCORPORATED          COM             55262C100      6025    96486  SH         DEFINED             53256       0     43230
MARAUDER RES EAST
  COAST INC                COM             565897105       186   163000  SH         DEFINED             90000       0     73000
MASCO CORPORATION          COM             574599106       625    21500  SH         DEFINED             11150       0     10350
MCKESSON CORP              COM             58155Q103       473    10310  SH         SOLE                10310       0         0
MICROSOFT CORP             COM             594918104      2827   103639  SH         DEFINED             47055       0     56584
MOHAWK INDUSTRIES INC      COM             608190104       706     8580  SH         DEFINED              6820       0      1760
NUVEEN REAL ESTATE
  INCOME FD                FUND            67071B108      1392    70875  SH         DEFINED             54175       0     16700
ORACLE CORP                COM             68389X105       333    26000  SH         DEFINED             12800       0     13200
PEPSICO INC                COM             713448108       625    10650  SH         DEFINED              3850       0      6800
PFIZER INC                 COM             717081103      3039   135506  SH         DEFINED             81660       0     53846
PHELPS DODGE CORP          COM             717265102       261     2000  SH         SOLE                 2000       0         0
PROCTER & GAMBLE CO        COM             742718109       237     4197  SH         DEFINED               875       0      3322
PROSPERITY BANCSHARES INC  COM             743606105      2292    72954  SH         DEFINED             44011       0     28942
RADIOSHACK CORP            COM             750438103       814    35625  SH         DEFINED             23350       0     12275
RUSH ENTERPRISES CLASS A   COM             781846209      1350    89425  SH         DEFINED             51550       0     37875
S&P 500 EQUAL WGT.
  RYDEX ETF                COM             78355W106      4944    30386  SH         DEFINED             18088       0     12298
SBC COMMUNICATIONS INC     COM             78387G103       872    36397  SH         DEFINED             21775       0     14622
SCHLUMBERGER LIMITED       COM             806857108       725     7879  SH         DEFINED              3800       0      4079
SIMON PPTY GROUP INC NEW   COM             828806109       242     3200  SH         SOLE                 3200       0         0
TELLABS INC                COM             879664100       411    41700  SH         DEFINED             37200       0      4500
TEVA PHARMACEUTICAL
  ADR 1/10                 COM             881624209      5793   144390  SH         DEFINED             77075       0     67315
TEXAS INSTRUMENTS INC      COM             882508104      1214    39005  SH         DEFINED             24705       0     14300
US BANCORP DEL             COM             902973304       689    22675  SH         DEFINED             17532       0      5143
WAL MART STORES INC        COM             931142103       537    10952  SH         DEFINED              9452       0      1500
WASH. MUTUAL CVT
  PFD 5.375%               CV PRF STK      939322848      2099    39980  SH         DEFINED             29330       0     10650
WEINGARTEN REALTY SBI      COM             948741103       495    13606  SH         DEFINED              8250       0      5356
WELLS FARGO & CO (NEW)     COM             949746101      1242    19981  SH         DEFINED             12565       0      7416
WYETH CORP                 COM             983024100      2027    45982  SH         DEFINED             24956       0     21026
                                                        125486

Number of Lines: 75